CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income	$ 52,904	$ 51,630	$ 19,132
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,823	1,125	754
Loss on disposal of property, equipment			4
Inventory write-down	7,232	11,037	3,120
Share-based compensation	3,211	3,881	8,375
Deferred income taxes	112	118	140
Interest income from recourse loans	(13)		(46)
Impairment of long-term investment	48
Changes in operating assets and liabilities
Accounts receivable	(261)	(20,700)	(18,112)
Inventories	(23,144)	(11,638)	(13,211)
Prepaid expenses, other current and long-term assets	(6,400)	(3,500)	(273)
Accounts payable	12,520	12,019	341
Accrued expenses and other current liabilities	3,126	15,319	5,245
Deferred revenue	(10)	3,929	1,303
Net cash provided by operating activities	59,148	63,220	6,772
Cash flow from investing activities:
Sales of short-term investments	356,806	63,901	9,070
Purchase of short-term investments	(323,584)	(132,696)	(14,661)
Purchase of property and equipment	(6,822)	(4,390)	(571)
Purchase of intangible assets	(11,350)
Proceeds from disposal of property and equipment		15
Payment of other long-term assets	(3,059)	(7,810)
Payment of the deposit fee for the acquisition of Coolsand's business, which primarily includes its baseband intellectual property (Note 8)	(6,000)	(2,220)
Long term investment		(48)
Changes in restricted cash			350
Net cash used in investing activities	5,991	(83,248)	(5,812)
Cash flow from financing activities:
Proceeds from repayment of recourse loans	26		1,713
Issuance of recourse loans	(1,048)	(509)
Proceeds from issuance of ordinary shares			71,681
Proceeds from issuance of shares upon exercise of stock options	1,269	261
Repurchase shares	(1,394)	(12,835)
Payment of dividend	(55,559)
Proceeds from issuance of restricted shares			8
Net cash provided/(used in) by financing activities	(56,706)	(13,083)	73,402
Effect of foreign exchange rate changes on cash and cash equivalents	480	369	(80)
Net increase/(decrease) in cash and cash equivalents	8,913	(32,742)	74,282
Cash and cash equivalents-beginning of year	66,178	98,920	24,638
Cash and cash equivalents-end of year	75,091	66,178	98,920
Supplemental disclosure of cash flow information
Cash paid for income taxes	6,244	4,336
Supplemental disclosure of Non-cash Investing and Financing Activities
Conversion of preferred shares to ordinary shares			30,318
Offset of the accounts receivable from Coolsand against a portion of the consideration payable to Coolsand in the IP acquisition (Note 8)	11,955
Settlement of a portion of consideration payable to Coolsand in the IP acquisition by means of issuance of ordinary shares (Note 8)	25,825
Payable related to purchase of intangible assets	$ 6,489